Average Annual Total Returns			12 Months Ended	36 Months Ended
		Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Founders Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.40%	3.90%
Performance Inception Date		Dec. 29, 2021
Founders Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[1]		5.54%	2.31%
Founders Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		4.35%	2.29%
Bloomberg U.S. Universal Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Universal Total Return Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[2]		7.58%	0.43%
iBoxx USD Liquid HY Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		iBoxx USD Liquid HY Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[3]		8.83%	4.30%
Markit CDX.NA.HY 5Y Long Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Markit CDX.NA.HY 5Y Long Total Return Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[4]		9.03%	8.75%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Bloomberg U.S. Universal Total Return Index measures the performance of the U.S. investment-grade fixed income market.
[3]	The iBoxx USD Liquid High Yield Index seeks to accurately and objectively replicate the U.S. dollar denominated high yield corporate bond market by utilizing multi-source independent pricing and quality tested reference data. The index consists of liquid U.S. dollar denominated high yield bonds.
[4]	The Markit CDX.NA.HY 5Y Long Total Return Index is composed of one hundred (100) liquid North American entities with high yield credit ratings that trade in the credit default swaps market.